Pension commitments, Sensitivities (Details)		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
Sensitivities [Abstract]
Weighted average duration of defined benefit obligation		14 years
Change in defined benefit obligation		(0.90%)	(1.20%)
Price inflation		1.47%	1.69%
Salary growth rate		2.64%	2.65%
Germany [Member]
Sensitivities [Abstract]
Weighted average duration of defined benefit obligation		23 years
Change in defined benefit obligation		(0.79%)	(1.09%)
Price inflation		1.50%	1.75%
Salary growth rate		2.50%	2.50%
Rest of World [Member]
Sensitivities [Abstract]
Change in defined benefit obligation		(1.41%)	(1.71%)
Price inflation		1.25%	1.16%
Salary growth rate		3.09%	3.09%
Discount Rate for Scheme Liabilities [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Change in defined benefit obligation		(10.50%)
Decrease in assumption		0.50%
Change in defined benefit obligation		12.10%
Discount Rate for Scheme Liabilities [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Change in defined benefit obligation		(6.50%)
Decrease in assumption		0.50%
Change in defined benefit obligation		7.30%
Price Inflation [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumption	[1]	0.25%
Decrease in assumption	[1]	0.25%
Price inflation	[1]	3.40%
Price inflation	[1]	(3.20%)
Price Inflation [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumption		0.25%
Decrease in assumption		0.25%
Price inflation		0.90%
Price inflation		(0.90%)
Salary Growth Rate [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Decrease in assumption		0.50%
Salary growth rate		1.10%
Salary growth rate		(1.10%)
Salary Growth Rate [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Decrease in assumption		0.50%
Salary growth rate		2.70%
Salary growth rate		(2.80%)
Life expectancy [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumed life expectancy		1 year
Percentage of increase in defined benefit obligation due to increase in life expectancy		3.90%
Life expectancy [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumed life expectancy		1 year
Percentage of increase in defined benefit obligation due to increase in life expectancy		2.00%

[1]	For the German schemes the same values are used for both the inflation assumption and the rate of increase in pension payments.